Other Intangible Assets - Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Cost	$ 1,058	$ 1,254
Accumulated Amortization	(841)	(1,041)
Net Cost	217	213
Technologies & Licences [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	616	742
Accumulated Amortization	(484)	(630)
Net Cost	132	112
Contractual Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	5	13
Accumulated Amortization	(5)	(11)
Net Cost		2
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	338	356
Accumulated Amortization	(290)	(312)
Net Cost	48	44
Construction in Progress [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	37	39
Accumulated Amortization
Net Cost	37	39
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	62	104
Accumulated Amortization	(62)	(88)
Net Cost		$ 16